NOTES PAYABLE (Tables)	6 Months Ended
Sep. 30, 2016
Demand Notes Payable [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	324,894
Accrued interest	1,099
Balance, September 30, 2016	$325,993

Promissory Note [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	217,808
Accrued interest	8,932
Balance, September 30, 2016	$226,740